EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE

19.   EARNINGS PER SHARE

Basic earnings per share is based on the weighted average number of shares of Class A Common Stock issued and outstanding during the Successor period. Diluted earnings per share is based on the weighted average number shares of Class A Common Stock issued and outstanding and the effect of all dilutive common stock equivalents and potentially dilutive share-based awards outstanding during the Successor period.

Given the historical partnership equity structure of UBH, the Company determined that the calculation of earnings per membership unit results in values that are not a valuable metric to users of these consolidated financial statements. Therefore, EPS information is omitted for the Predecessor periods.

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

Successor
Thirteen weeks ended
(in thousands, except share data)	April 4, 2021
Basic and diluted earnings per share:
Numerator:
Net loss attributable to common stockholders	$(22,529)
Denominator:
Weighted average Class A Common Stock shares, basic	75,927,005
Basic and diluted earnings per share	$(0.30)
Anti-dilutive securities excluded from diluted earnings per share calculation:
Warrants	4,092,590
2020 LTIP RSUs	1,307,549
Initial Grant RSUs	57,742
PSUs	142,541
Stock options	93,211
Total	5,693,633
Class V Common Stock not subject to earnings per share calculation	60,349,000
Net loss attributable to noncontrolling interest	$(820)

The diluted earnings per share computation excludes the effect of certain RSUs granted to Directors and Management which convert to Class A Common Stock upon vesting 50% at December 31, 2022 and 50% at December 31, 2023, as their inclusion would have been anti-dilutive.

Shares of the Company’s Class V Common Stock do not participate in earnings or losses of the Company and, therefore, are not participating securities. Additionally, none of the share based compensation awards participated in earnings or losses of the Company the thirteen weeks ended April 4, 2021 (Successor). As such, basic and diluted earnings per share calculations under the two-class method were not required. At April 4 2021, the Continuing Members held 60,349,000 shares of Class V Common Stock issued and outstanding and also held an equal number of common limited liability company units of UBH, which comprise the noncontrolling interest. The net loss attributable to the noncontrolling interest was $0.8 million for the thirteen weeks ended April 4, 2021 (Successor).

22.    EARNINGS PER SHARE

Basic earnings per share is based on the weighted average number of shares of Class A Common Stock issued and outstanding during the Successor period. Diluted earnings per share is based on the weighted average number shares of Class A Common Stock issued and outstanding and the effect of all dilutive common stock equivalents and potentially dilutive share-based awards outstanding during the Successor period. For the Successor period, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss position. The potentially dilutive securities that would be anti-dilutive due to the Company’s net loss are not included in the calculation of diluted net loss per share attributable to controlling interest. The anti-dilutive securities are included in the table below. Refer to Note 11. "Share-Based Compensation" for further information on the share based awards considered in the diluted EPS computation.

Given the historical partnership equity structure of UBH, the Company determined that the calculation of earnings per membership unit results in values that are not a valuable metric to users of these consolidated financial statements. Therefore, EPS information is omitted for the Predecessor periods.

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

Successor
(in thousands, except share data)	From August 29, 2020 through January 3, 2021
(as restated)
Basic and diluted earnings per share:
Numerator:
Net loss attributable to controlling interest	$(99,930)
Dividends related to participating share-based compensation awards	(110)
Net loss attributable to common stockholders	$(100,040)
Denominator:
Weighted average Class A Common Stock shares, basic and diluted	61,085,943
Basic and diluted earnings per share	$(1.64)
Anti-dilutive securities excluded from diluted earnings per share calculation:
Warrants	8,095,866
2020 LTIP RSUs	1,151,262
Initial grant RSUs	26,923
PSUs	140,076
Stock options	34,680
Total	9,448,807
Class V Common Stock not subject to earnings per share calculation	60,349,000
Net loss attributable to noncontrolling interest	$7,971

The diluted earnings per share computation excludes the effect of certain RSUs granted to Directors and Management which convert to Class A Common Stock upon vesting 50% at December 31, 2022 and 50% at December 31, 2023, as their inclusion would have been anti-dilutive.

Shares of the Company’s Class V Common Stock do not participate in earnings or losses of the Company and, therefore, are not participating securities. The PSUs, Initial Grant RSUs, and 2020 LTIP RSUs were participating securities in the Successor period because the holders of these stock-based compensation awards are entitled to participate in dividends declared on Class A Common Stock, if and when declared, on a one-to-one per-share basis. As such, earnings per share calculations were completed under the two-class method. At January 3, 2021, the Continuing Members held all 60,349,000 shares of Class V Common Stock issued and outstanding and also held an equal number of common limited liability company units of UBH, which comprise the noncontrolling interest. The net loss attributable to the noncontrolling interest was $8.0 million for the Successor period from August 29, 2020 through January 3, 2021.